Acquisitions - Schedule of identified intangible assets acquired (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 09, 2020	Sep. 30, 2021	Mar. 31, 2022	Dec. 31, 2021
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired, estimated useful life		5 years
Developed Technology Rights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired, estimated useful life			2 years 8 months 12 days	3 years
In Process Research and Development [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired, estimated useful life			4 years 6 months	5 years
Trade Names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired, estimated useful life			0 years	0 years
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired, estimated useful life			6 years 9 months 18 days	7 years
Shares Post, Inc
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired, amount	$ 13,090
Shares Post, Inc | Developed Technology Rights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired, amount	$ 10,500
Intangible assets acquired, estimated useful life	4 years
Shares Post, Inc | In Process Research and Development [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired, amount	$ 960
Shares Post, Inc | Trade Names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired, amount	$ 320
Intangible assets acquired, estimated useful life	1 year
Shares Post, Inc | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired, amount	$ 1,310
Intangible assets acquired, estimated useful life	4 years